BORROWINGS, Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	May 31, 2018	Jul. 31, 2017	Jun. 30, 2017
Changes in liabilities arising from financing activities [Abstract]
Balance of debt, beginning	$ 118,253	$ 62,958	$ 57,948
Changes from operating cash flows	(3,379)	458	0
Changes from financing cash flows	(33,746)	10,124	3,333
New assets (2018: finance leases)	24,295	89,771	1,857
Non cash item - disposal of subsidiary	0	(43,431)	0
Foreign exchange movement	547	(1,627)	(180)
Balance of debt, ending	$ 105,970	$ 118,253	$ 62,958
e-Telequote Insurance, Inc [Member]
Disclosure of detailed information about borrowings [abstract]
Issuance of debt				$ 15,000
Maturity date	May 15, 2019
2017 ETQ Notes [Member] | e-Telequote Insurance, Inc [Member]
Disclosure of detailed information about borrowings [abstract]
Issuance of debt					$ 1,000	$ 9,100
Interest rate					12.00%	12.00%
Maturity date	June 12, 2018